Intangible assets, net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net	Intangible assets, net
Indefinite-lived and definite-lived intangible assets, net consists of the following:

	As of December 31, 2022	As of December 31, 2021
Indefinite-lived intangible assets:
Trademarks and domains	$13,882	$13,882
Definite-lived intangible assets:
Trademarks and domains	31,084	28,796
Developed technology	135,318	101,666
Licenses	2,418	4,916
Customer relationships	34,685	33,311
Total intangible assets	$217,387	$182,571
Accumulated amortization (1)	(125,887)	(95,956)
Impairment charges	—	(892)
Total intangible assets, net	$91,500	$85,723
(1)Accumulated amortization as of December 31, 2022 comprised of $97,615, $1,741, $12,465 and $14,066 for developed technology, licenses, customer relationships and trademarks, respectively. Accumulated amortization as of December 31, 2021 comprised of $69,225, $4,229, $7,130 and $15,372 for developed technology, licenses, customer relationships and trademarks, respectively.
The changes in the balance of intangible assets, net as of December 31, 2022 and 2021 consist of the following:

	As of December 31, 2022	As of December 31, 2021
Balance, beginning of year	$85,723	$96,495
Additions	26,372	18,823
Acquisitions (Note 4)	7,868	—
Amortization	(28,985)	(27,288)
Impairment charges	—	(892)
Foreign currency translation adjustment	522	(1,415)
Balance, end of year	$91,500	$85,723
Amortization expense for the years ended December 31, 2022, 2021 and 2020 was classified as follows:

	For the year ended December 31
	2022	2021	2020
Technology and product development	$18,825	$18,610	$17,190
General and administrative	8,574	7,044	3,753
Selling and marketing	1,586	1,634	756
Total amortization expense	$28,985	$27,288	$21,699
The estimated future amortization expense related to intangible assets with definite lives as of December 31, 2022, assuming no subsequent impairment of the underlying assets, is as follows:

Year	Amount
2023	$20,857
2024	17,707
2025	13,860
2026	6,600
2027	5,346
2028 and thereafter	13,248
Total	$77,618
Impairment Assessments

Indefinite-lived intangible assets:

Our indefinite-lived intangible assets comprise our trademarks Despegar and Decolar.

We test indefinite-lived intangible assets for impairment as of December 31 of each year, or more frequently if events and circumstances indicate that an impairment may have occurred. In our evaluation of our indefinite-lived intangible assets, we typically first perform a quantitative assessment, and an impairment charge is recorded for the excess of the carrying value of indefinite-lived intangible assets over their fair value, if necessary. We base our measurement of fair value of our trade name and trademarks, classified as Level 3 measurements, using the relief-from-royalty method, which includes unobservable inputs, including projected revenues and royalty rates of 2.0% and 2.5%. As of December 31, 2022, we performed our annual impairment test and concluded that there was no impairment of indefinite-lived intangible assets.

Definite-lived intangible assets:

During 2021, we recognized impairment charges of $892 related to certain customer relationship assets related to Best Day in Mexico and Viajes Falabella in Peru. During 2020, we recognized impairment charges of $1,053 related to customer relationship assets. The assets, classified as Level 3 measurements, were written down based on valuation using the Income Approach, specifically the Multi-Period Excess Earnings Method, which includes unobservable inputs, including projected revenues, costs and expenses, contributory asset charges (i.e., fixed assets, working capital and assembled workforce), and discount rate. There were no other impairment charges to any definite-lived intangible asset in any of the years presented.

The full duration and total impact of COVID-19 remains uncertain and it is difficult to predict how the recovery will unfold for global economies, the travel industry or our business. As a result, we may continue to record impairment charges in the future due to the potential long-term economic impact and near-term financial impacts of the COVID-19 pandemic.